Other Current Receivables - Summary of Other Current Receivables (Detail) - SEK (kr) kr in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other current receivables [line items]
Other taxes	kr 6,083	kr 6,395
Total other current receivables	9,261	11,962
Others [member]
Disclosure of other current receivables [line items]
Prepaid expenses	2,659	2,552
Advance payments to suppliers	47	128
Derivative assets	185	1,851
Other taxes	3,044	4,176
Total other current receivables	kr 3,326	kr 3,255